Document and Entity Information	12 Months Ended
Nov. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jun 22, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Jun 22, 2012
Document Effective Date	Jun 22, 2012
Prospectus Date	Nov 29, 2011

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Pacific Focus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 22, 2012

to the Prospectus dated November 29, 2011, as supplemented

The Board of Trustees of JPMorgan Trust I (the “Trust”) has approved changes to the name, strategies, investment advisory fee, investment subadvisory fee and management team of the JPMorgan Asia Pacific Focus Fund, as set forth below (the “Fund”). These changes will become effective on or about June 28, 2012 (the “Effective Date”).

The cover page of the Prospectus, dated November 29, 2011, regarding Class A, Class C and Select Class Shares (the “A/C/Select Prospectus”), is hereby amended to delete the asterisk following the Fund’s name and the asterisked statement below and to replace the statement with the following:

Class/Ticker: A/JAPFX; C/JACPX; Select/JASPX

On the first page of the Risk/Return Summary of the A/C/Select Prospectus, the following is hereby added below the Fund’s name:

Class/Ticker: A/JAPFX; C/JACPX; Select/JASPX

Change to Name. On the Effective Date, the name of the Fund will change to the “JPMorgan Asia Pacific Fund.”

Changes to Investment Strategies. On the Effective Date, the “What are the Fund’s main investment strategies?” section of the prospectus will hereby be replaced by the following:

The Fund primarily invests in the securities of companies in the Asia Pacific region.

Under normal circumstances, the Fund will invest at least 80% of its Assets in securities of foreign companies located throughout the Asia Pacific region, except Japan. “Asia Pacific region”includes, among others, Australia, China, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. “Assets” means net assets, plus the amount of borrowings for investment purposes. A company “located in the Asia Pacific region” is any company: that is organized under the laws of, or has a principal office in a country in the Asia Pacific region (other than Japan); the principal securities market for which is in the Asia Pacific region (other than Japan); that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in the Asia Pacific region (other than Japan); or at least 50% of the assets of which are located in the Asia Pacific region (other than Japan). The Fund may invest a substantial part of its assets in just one country.

The Fund may utilize exchange-traded futures for the efficient management of cash flows.

The securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, depositary receipts, real estate investment trusts, trust or partnership interests, and other instruments that have similar economic characteristics to equity securities, such as participation notes.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to invest in companies the sub-adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the sub-adviser looks for securities which have prices that have been increasing and that the sub-adviser believes will continue to increase.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The sub-adviser may adjust the Fund’s exposure to each currency based on its view of the markets and issuers. It may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth and value criteria, if certain political and economic events occur or if it believes that more attractive opportunities are available.

In addition, implementing the new investment strategies will increase the portfolio turnover for the Fund.

Changes to the Fund’s Investment Risks. On the Effective Date, the “Non-Diversified Fund Risk” will hereby be removed from “The Fund’s Main Investment Risks” section of the prospectus.

Additionally, as of the Effective Date, the Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.55%, 2.05% and 1.30% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/13, at which time the Service Providers will determine whether or not to renew or revise it.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 29, 2011
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Pacific Focus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 22, 2012

to the Prospectus dated November 29, 2011, as supplemented

The Board of Trustees of JPMorgan Trust I (the “Trust”) has approved changes to the name, strategies, investment advisory fee, investment subadvisory fee and management team of the JPMorgan Asia Pacific Focus Fund, as set forth below (the “Fund”). These changes will become effective on or about June 28, 2012 (the “Effective Date”).

The cover page of the Prospectus, dated November 29, 2011, regarding Class A, Class C and Select Class Shares (the “A/C/Select Prospectus”), is hereby amended to delete the asterisk following the Fund’s name and the asterisked statement below and to replace the statement with the following:

Class/Ticker: A/JAPFX; C/JACPX; Select/JASPX

On the first page of the Risk/Return Summary of the A/C/Select Prospectus, the following is hereby added below the Fund’s name:

Class/Ticker: A/JAPFX; C/JACPX; Select/JASPX

Change to Name. On the Effective Date, the name of the Fund will change to the “JPMorgan Asia Pacific Fund.”

Changes to Investment Strategies. On the Effective Date, the “What are the Fund’s main investment strategies?” section of the prospectus will hereby be replaced by the following:

The Fund primarily invests in the securities of companies in the Asia Pacific region.

Under normal circumstances, the Fund will invest at least 80% of its Assets in securities of foreign companies located throughout the Asia Pacific region, except Japan. “Asia Pacific region”includes, among others, Australia, China, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. “Assets” means net assets, plus the amount of borrowings for investment purposes. A company “located in the Asia Pacific region” is any company: that is organized under the laws of, or has a principal office in a country in the Asia Pacific region (other than Japan); the principal securities market for which is in the Asia Pacific region (other than Japan); that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in the Asia Pacific region (other than Japan); or at least 50% of the assets of which are located in the Asia Pacific region (other than Japan). The Fund may invest a substantial part of its assets in just one country.

The Fund may utilize exchange-traded futures for the efficient management of cash flows.

The securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, depositary receipts, real estate investment trusts, trust or partnership interests, and other instruments that have similar economic characteristics to equity securities, such as participation notes.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to invest in companies the sub-adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the sub-adviser looks for securities which have prices that have been increasing and that the sub-adviser believes will continue to increase.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The sub-adviser may adjust the Fund’s exposure to each currency based on its view of the markets and issuers. It may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth and value criteria, if certain political and economic events occur or if it believes that more attractive opportunities are available.

In addition, implementing the new investment strategies will increase the portfolio turnover for the Fund.

Changes to the Fund’s Investment Risks. On the Effective Date, the “Non-Diversified Fund Risk” will hereby be removed from “The Fund’s Main Investment Risks” section of the prospectus.

Additionally, as of the Effective Date, the Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.55%, 2.05% and 1.30% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/13, at which time the Service Providers will determine whether or not to renew or revise it.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Asia Pacific Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Pacific Focus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 22, 2012

to the Prospectus dated November 29, 2011, as supplemented

The Board of Trustees of JPMorgan Trust I (the “Trust”) has approved changes to the name, strategies, investment advisory fee, investment subadvisory fee and management team of the JPMorgan Asia Pacific Focus Fund, as set forth below (the “Fund”). These changes will become effective on or about June 28, 2012 (the “Effective Date”).

The cover page of the Prospectus, dated November 29, 2011, regarding Class A, Class C and Select Class Shares (the “A/C/Select Prospectus”), is hereby amended to delete the asterisk following the Fund’s name and the asterisked statement below and to replace the statement with the following:

Class/Ticker: A/JAPFX; C/JACPX; Select/JASPX

On the first page of the Risk/Return Summary of the A/C/Select Prospectus, the following is hereby added below the Fund’s name:

Class/Ticker: A/JAPFX; C/JACPX; Select/JASPX

Change to Name. On the Effective Date, the name of the Fund will change to the “JPMorgan Asia Pacific Fund.”

Changes to Investment Strategies. On the Effective Date, the “What are the Fund’s main investment strategies?” section of the prospectus will hereby be replaced by the following:

The Fund primarily invests in the securities of companies in the Asia Pacific region.

Under normal circumstances, the Fund will invest at least 80% of its Assets in securities of foreign companies located throughout the Asia Pacific region, except Japan. “Asia Pacific region”includes, among others, Australia, China, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. “Assets” means net assets, plus the amount of borrowings for investment purposes. A company “located in the Asia Pacific region” is any company: that is organized under the laws of, or has a principal office in a country in the Asia Pacific region (other than Japan); the principal securities market for which is in the Asia Pacific region (other than Japan); that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in the Asia Pacific region (other than Japan); or at least 50% of the assets of which are located in the Asia Pacific region (other than Japan). The Fund may invest a substantial part of its assets in just one country.

The Fund may utilize exchange-traded futures for the efficient management of cash flows.

The securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, depositary receipts, real estate investment trusts, trust or partnership interests, and other instruments that have similar economic characteristics to equity securities, such as participation notes.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to invest in companies the sub-adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the sub-adviser looks for securities which have prices that have been increasing and that the sub-adviser believes will continue to increase.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The sub-adviser may adjust the Fund’s exposure to each currency based on its view of the markets and issuers. It may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth and value criteria, if certain political and economic events occur or if it believes that more attractive opportunities are available.

In addition, implementing the new investment strategies will increase the portfolio turnover for the Fund.

Changes to the Fund’s Investment Risks. On the Effective Date, the “Non-Diversified Fund Risk” will hereby be removed from “The Fund’s Main Investment Risks” section of the prospectus.

Additionally, as of the Effective Date, the Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.55%, 2.05% and 1.30% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/13, at which time the Service Providers will determine whether or not to renew or revise it.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 29, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 22, 2012